The June 30, 2021 Form N-CEN for JPMorgan Trust II is being amended to update item C.7 for JPMorgan Investor Balanced Fund, JPMorgan Investor Conservative Growth Fund, JPMorgan Investor Growth & Income Fund and JPMorgan Investor Growth Fund. There are no other changes to its prior filing.